UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended:  June 30, 2001

Check here if Amendment [ ];  Amendment Number:
This amendment (check only one.)  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     U.S. Bancorp Venture Capital Corporation
Address:  601 Second Avenue South
          Minneapolis, MN  55402-4302

Form 13F File Number:  28-5845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true, correct and complete, and that it is understood that all required items, statements, schedules, charts, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Walt Saxum
Title:  Chief Financial Officer
Phone:  (612) 973-1148

Signature, Place, and Date of Signing:



Walt Saxum, Minneapolis, MN  August 14, 2001

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-00551               U.S. Bancorp